ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of details of the subsidiaries

Percentage of effective ownership
December 31,
Name	Date of Incorporation	2023	2024	Place of incorporation	Principal Activities
Maxwill Pte. Ltd.	November 1, 2004	100%	100%	Singapore	Holding company.

Maxwill (Asia) Pte. Ltd.	September 11, 1999	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.

LP Grace Pte. Ltd.	January 11, 2008	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.

Maxwill Foodlink Pte. Ltd.	January 15, 2004	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services. Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.

Davis Commodities Pte. Ltd.	September 15, 2023	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services. Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.